THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 13, 1998 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON APRIL 15, 1999.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1998.

Check here if Amendment  [X];                  Amendment Number:   1
          This Amendment (Check only one.):    [ ] is a restatement
                                               [X] adds new holdings
                                                   entries.

Institutional Investment Manager Filing this Report:

Name               Allen Holding Inc.
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Address            711 Fifth Avenue
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                   New York, New York 10022
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          Form 13F File Number:                          28-4174


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Kim M. Wieland
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Title:             Chief Financial Officer and Managing Director
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Phone:             (212) 832-8000
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Signature, Place, and Date of Signing:

/s/ Kim M. Wieland           New York, New York      April 23, 1999
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[Signature]                  [City, State]               [Date]
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here is all holdings of this reporting manager are reported in this
                          report.)

[ ] 13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manger:
[If there are no entries in this list, omit this section.]

Form 13F File Number                  Name
28-5910                               Allen & Company Incorporated
28-6492                               Allen Capital Incorporated

FORM 13F SUMMARY PAGE

Report Summary:
                                         2
Number of Other Included Managers:  -----------------
                                           4
Form 13F Information Table Entry Total:-----------------
                                         $23,104,839
Form 13F Information Table Value Total: -----------------
                                         (thousands)

List of Other Included Managers:


Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state None and omit the column headings and list entries.]

No.                Form 13F Filer Number          Name

1                  28-5910                       Allen & Company Incorporated
2                  28-6492                       Allen Capital Incorporated

AS OF SEPTEMBER 30, 1998

ITEM 1                        ITEM 2           ITEM 3            ITEM 4

Name of Issuer                Class            Cusip Number      Fair Market
                                                                 Value
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AMERICAN BANKERS INS GROUP INC   COM            024456105        2,125,000
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CHRYSLER CORP                    COM            171196108        11,573,781
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GENERAL RE CORP                  COM            370563108        3,306,058
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SUNAMERICA INC                   COM            866930100        6,100,000
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                                     Total Market Value:         23,104,839


ITEM 5          ITEM 6               ITEM 7              ITEM 8
          Investment Discretion                      Voting Authority
Position  (a)     (b)     (c)                       (a)     (b)    (c)
         Sole    Shared   Other      Managers     Sole     Shared  Other
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50,000           50,000                           50,000
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241,750         241,750                           241,750
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16,286          16,286                            16,286
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100,000         100,000                           100,000
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